Organization and Basis of Presentation	6 Months Ended
Apr. 30, 2026
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 — ORGANIZATION AND BASIS OF PRESENTATION

Park Ha Biological Technology Co., Ltd. (“Park Ha Cayman”) was incorporated in the Cayman Islands on October 11, 2022. The Company is an investment holding company; its primary business operations are conducted through its subsidiaries and VIEs as described below.

Park Ha Biological Technology (HK) Co., Ltd. (“Park Ha HK”) was incorporated in Hong Kong on October 25, 2022. It is a wholly owned subsidiary of Park Ha Cayman.

Park Ha Investment (Wuxi) Co., Ltd. (“Park Ha WFOE”) was incorporated on May 5, 2023 as a wholly foreign owned entity in the People’s Republic of China (“PRC”). Park Ha WFOE is a wholly owned subsidiary of Park Ha HK.

Wuxi Xinzhan Enterprise Management Consulting Co., Ltd. (“XinZhan”) was incorporated on March 31, 2016 in the People’s Republic of China (“PRC”) with Ms. Xiaoqiu Zhang being the majority shareholder owning 75.2% of XinZhan prior to the equity transfer described below. XinZhan takes the lead in promoting the franchisee market and looking for franchisees. XinZhan signs a franchise agreement with the franchisee. The franchise agreement grants the franchisee the license to open stores under the “PARK HA” brand in a specific area. Franchisees authorized to sell Park Ha Jiangsu’s “PARK HA” brand products or third-party products authorized by XinZhan must comply with the terms of the franchise agreement.

Shanghai Park Ha Industrial Development Co., Ltd. (“Park Ha Shanghai”) was incorporated on April 17, 2017 in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of Wuxi XinZhan. Park Ha Shanghai’s primary business includes beauty services, sales of beauty products and devices, management of beauty salon franchises.

Jiangsu Park Ha Biotechnology Co., Ltd. (“Park Ha Jiangsu”) was incorporated on August 13, 2019 in the People’s Republic of China (“PRC”) with Ms. Xiaoqiu Zhang being the majority shareholder owning 75.2% of Park Ha Jiangsu prior to the equity transfer described below. Park Ha Jiangsu has developed a full range of “PARK HA” brand skin care products through cooperation with biological laboratories. Our product range ranges from basic skin physical protection, exfoliation, and sebum film repair to surface microecological balance and anti-aging. These products are sold through directly operated retail stores and franchisees.

On May 17, 2023, Park Ha WFOE entered into equity transfer agreements with each shareholder of Wuxi XinZhan and Park Ha Jiangsu to purchase all the equity interest in such entities. The restructure was completed on July 7, 2023. As a result, Wuxi XinZhan and Park Ha Jiangsu became a wholly owned subsidiary of Park Ha WFOE.

Upon the completion of the above Reorganization, Park Ha Cayman became the ultimate holding company of all other entities mentioned above. The Company is effectively controlled by the same group of controlling shareholders before and after the Reorganization; therefore, the Reorganization is considered as a recapitalization of these entities under common control. The consolidation of the Company was accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements. Results of operations for the period presented comprise those of the previous separate entries combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Wuxi Mufeng Biotechnology Co., Ltd (“Wuxi Mufeng”) and Wuxi Muchen Biotechnology Co., Ltd (“Wuxi Muchen”) were incorporated on February 21, 2025 in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of Park Ha Jiangsu.

Xinyuexuan Beauty Salon（“xinyuexuan”)was incorporated on July 28, 2025 in the People’s Republic of China (“PRC”) and is controlled by Park Ha Jiangsu through contractual arrangement as its variable interest entity (“VIE”).

Aimei Hui Beauty Salon(“Aimei Hui”) was incorporated on August 11, 2025 in the People’s Republic of China (“PRC”) and is controlled by Park Ha Jiangsu through contractual arrangement as its VIE.

Huishan District Xuanyayue (“Xuanyayue”) was incorporated on January 22, 2025, in the People’s Republic of China (“PRC”) and is controlled by Park Ha Jiangsu through contractual arrangement as its VIE. Xuanyayue closed down on October 10, 2025.

Hefeng Beautv Salon(“Hefeng”) was incorporated on November 27, 2025 in the People’s Republic of China (“PRC”) and is controlled by Park Ha Jiangsu through contractual arrangement as its VIE.

Wuxi Maohe Biotechnology Co., Ltd (“Wuxi Maohe”) was incorporated on December 3, 2025 in the People’s Republic of China (“PRC”) as a wholly owned subsidiary of Wuxi Xinzhan.

In support of its business expansion, the Company established four salons—Xinyuexuan, Aimei Hui, Xuanyayue, and Hefeng—during 2025, in which neither it nor its subsidiaries hold any equity interest. Control over these entities is exercised by Park Ha Jiangsu through contractual arrangements in lieu of direct ownership. Pursuant to these agreements, Park Ha Jiangsu, as the actual capital contributor, is responsible for their operational management and is entitled to all profits as well as bears all losses arising therefrom. Accordingly, the Company consolidates the accounts of these entities for the periods presented herein in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”) and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

 Park Ha Biological Technology Co., Ltd., its subsidiaries and VIEs are collectively referred to as the “Company”.

The accompanying unaudited condensed consolidated financial statements reflect the activities of Park Ha Cayman and each of the following entities:

Name	Background	Ownership
Park Ha Biological Technology (HK) Co., Ltd.	Incorporated on October 25, 2022 as a limited liability company in Hong Kong	100% owned by Park Ha Cayman
Park Ha Investment (Wuxi) Co., Ltd.	Incorporated on May 5, 2023 as a limited liability company in the PRC	100% owned by Park Ha HK
Jiangsu Park Ha Biological Technology Co., Ltd.	Incorporated on August 13, 2019 as a limited liability company in the PRC	100% owned by Park Ha Investment
Wuxi Xinzhan Enterprise Management Consulting Co., Ltd.	Incorporated on March 31, 2016 as a limited liability company in the PRC	100% owned by Park Ha Investment
Shanghai Park Ha Industrial Development Co., Ltd.	Incorporated on April 17, 2017 as a limited liability company in the PRC	100% owned by Xinzhan
Wuxi Muchen Biotechnology Co., Ltd	Incorporated on February 21, 2025 as a limited liability company in the PRC	100% owned by Park Ha Jiangsu
Wuxi Mufeng Biotechnology Co., Ltd.	Incorporated on February 21, 2025 as a limited liability company in the PRC	100% owned by Park Ha Jiangsu
Xinyuexuan Beauty Salon，Wuxi Economic Development Zone	Incorporated on July 28, 2025	100% agreement control by Park Ha Jiangsu
Aimeihui Beauty Center，Wuxi Economic Development Zone	Incorporated on August 11, 2025	100% agreement control by Park Ha Jiangsu
Huishan District Xuanyayue Beauty Salon	Incorporated on January 22, 2025	100% agreement control by Park Ha Jiangsu (close down on Oct.10 2025)
Hefeng Beautv Salon	Incorporated on November 27, 2025	100% agreement control by Park Ha Jiangsu
Wuxi Maohe Biotechnology Co., Ltd	Incorporated on December 3, 2025	100% owned by Xinzhan